Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share capital	Results on conversion of shares	Capital reserve	Net ownership changes in subsidiaries	Profit reserves	Treasury stocks	Unrealized fair value gain (losses)	Cumulative translation adjustments	Retained earnings	Equity attributable to Vale's stockholders	Equity attributable to noncontrolling interests	Total
Balance at beginning of year at Dec. 31, 2015	$ 61,614	$ (152)		$ (702)	$ 985	$ (1,477)	$ (992)	$ (25,687)		$ 33,589	$ 2,115	$ 35,704
Net income (loss)									$ 3,982	3,982	(6)	3,976
Other comprehensive income:
Retirement benefit obligations							(70)			(70)		(70)
Cash flow hedge							7			7		7
Available-for-sale financial instruments							1			1		1
Translation adjustments					195		(93)	2,387	102	2,591	117	2,708
Transactions with stockholders:
Dividends and interest on capital of Vale's stockholders									(1,061)	(1,061)		(1,061)
Dividends of noncontrolling interest											(268)	(268)
Acquisitions and disposal of noncontrolling interest				3						3	(1)	2
Capitalization of noncontrolling interest advances											25	25
Appropriation to undistributed retained earnings					3,023				(3,023)
Balance at end of year at Dec. 31, 2016	61,614	(152)		(699)	4,203	(1,477)	(1,147)	(23,300)		39,042	1,982	41,024
Net income (loss)									5,507	5,507	14	5,521
Other comprehensive income:
Retirement benefit obligations							(46)			(46)		(46)
Net investments hedge								(95)		(95)		(95)
Translation adjustments					(158)		10	447		299	(1)	298
Transactions with stockholders:
Dividends and interest on capital of Vale's stockholders					(658)				(1,475)	(2,133)		(2,133)
Dividends of noncontrolling interest											(202)	(202)
Acquisitions and disposal of noncontrolling interest				(255)						(255)	(512)	(767)
Capitalization of noncontrolling interest advances											33	33
Appropriation to undistributed retained earnings					4,032				(4,032)
Merger of Valepar (Note 30)			$ 1,139							1,139		1,139
Balance at end of year at Dec. 31, 2017	61,614	(152)	1,139	(954)	7,419	(1,477)	(1,183)	(22,948)		43,458	1,314	44,772
Net income (loss)									6,860	6,860	36	6,896
Other comprehensive income:
Retirement benefit obligations				(16)			41			25		25
Fair value adjustment to investment in equity securities							60			60		60
Net investments hedge								(543)		(543)		(543)
Translation adjustments					(1,257)		49	(1,613)		(2,821)	(120)	(2,941)
Transactions with stockholders:
Dividends and interest on capital of Vale's stockholders									(2,054)	(2,054)		(2,054)
Dividends of noncontrolling interest											(166)	(166)
Acquisitions and disposal of noncontrolling interest											(229)	(229)
Capitalization of noncontrolling interest advances											12	12
Appropriation to undistributed retained earnings					4,806				$ (4,806)
Share buyback program						(1,000)				(1,000)		(1,000)
Balance at end of year at Dec. 31, 2018	$ 61,614	$ (152)	$ 1,139	$ (970)	$ 10,968	$ (2,477)	$ (1,033)	$ (25,104)		$ 43,985	$ 847	$ 44,832